SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Amount Owning by Related Party - Operating expenses		$ 1,300		$ 19,915
Amount Owning to Related Party - Operating expenses		$ 20,563		$ 20,363